Fair value measurements - Carrying amount and fair value (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value measurements
Carrying amount of derivative financial assets	$ 28,771	$ 532
Fair value of derivative financial assets	28,771	532
Fair value of financial liabilities		(9,657)
Net carrying amount	(6,256,878)	(5,359,737)
Net fair value	(6,205,470)	(5,536,457)
Transfers of assets from level 1 to level 2	0
Transfers of assets from level 2 to level 1	0
Financial debt
Fair value measurements
Carrying amount of financial liabilities	(6,285,649)	(5,350,612)
Fair value of financial liabilities	(6,234,241)	(5,527,332)
Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(6,234,241)	(5,527,332)
Non derivative financial instruments.
Fair value measurements
Carrying amount of financial liabilities		(9,657)
Fair value of financial liabilities		(9,657)
Jet fuel Asian call options contracts
Fair value measurements
Carrying amount of derivative financial assets		206
Fair value of derivative financial assets		206
Interest rate Cap
Fair value measurements
Carrying amount of derivative financial assets	28,771	326
Fair value of derivative financial assets	28,771	326
Level 2
Fair value measurements
Fair value of financial liabilities		(9,657)
Net fair value	(6,205,470)	(5,536,457)
Level 2 | Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(6,234,241)	(5,527,332)
Level 2 | Jet fuel Asian call options contracts
Fair value measurements
Fair value of derivative financial assets		206
Level 2 | Interest rate Cap
Fair value measurements
Fair value of derivative financial assets	$ 28,771	$ 326